Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes
Summary of income tax expense

	For the year ended
	December 31,
	2017	2016
Current tax expense:
Current period	$16.3	$20.3
Adjustment for prior periods	2.3	6.7
	18.6	27.0
Deferred tax expense:
Origination and reversal of temporary differences	(38.0)	(4.4)
Change in unrecognized deductible temporary differences	5.2	1.4
Change in tax rate	0.3	(0.1)
Recognition of previously unrecognized tax losses	(122.4)	—
	(154.9)	(3.1)
Income tax expense (recovery)	$(136.3)	$23.9

Summary of reconciliation between statutory and effective income tax

	For the year ended
	December 31,
	2017	2016
Statutory Federal and Provincial tax rate in Canada	26.00%	26.00%
Income tax expense at the statutory tax rate	$(9.3)	$33.7
Foreign earnings subject to different rates	(13.0)	(6.1)
Change in statutory rates	3.9	—
Change in unrecognized deferred tax assets	(122.0)	(0.6)
Foreign exchange differences	(3.4)	(1.1)
Share-based compensation	2.3	1.8
Other permanent differences	5.2	(3.8)
	$(136.3)	$23.9

Summary of Unrecognized deferred tax assets

	December 31,	December 31,
	2017	2016
Tax losses	$177.6	$254.1
Other deductible temporary differences	90.4	138.3
	$268.0	$392.4

Summary of Recognized deferred tax assets and liabilities

December 31, 2017	Assets	Liabilities	Net
Construction contract assets and liabilities	$87.6	$(8.4)	$79.2
Property, plant and equipment	177.8	(20.6)	157.2
Intangible assets and goodwill	9.2	(553.8)	(544.6)
Investment tax credits	11.1	(15.3)	(4.2)
Derivative financial instruments	5.0	(1.5)	3.5
Trade and other payables	26.6	—	26.6
Employee benefits	61.6	—	61.6
Tax loss carry forwards	216.9	—	216.9
Other items	11.2	(2.7)	8.5
Tax assets (liabilities)	607.0	(602.3)	4.7
Set off of tax	(498.7)	498.7	—
Net tax assets (liabilities)	$108.3	$(103.6)	$4.7

December 31, 2016	Assets	Liabilities	Net
Construction contract assets and liabilities	$4.3	$(4.0)	$0.3
Property, plant and equipment	0.1	(0.4)	(0.3)
Intangible assets and goodwill	0.8	(7.0)	(6.2)
Investment tax credits	8.3	(10.6)	(2.3)
Derivative financial instruments	0.2	(0.8)	(0.6)
Trade and other payables	2.3	—	2.3
Employee benefits	5.7	—	5.7
Tax loss carry forwards	4.7	—	4.7
Other items	0.2	(0.1)	0.1
Tax assets (liabilities)	26.6	(22.9)	3.7
Set off of tax	(11.6)	11.6	—
Net tax assets (liabilities)	$15.0	$(11.3)	$3.7

Summary of movements of deferred tax assets and liabilities

			Recognized	Acquired in
	Balance,	Recognized	in other	business	Foreign	Balance,
	December 31,	in statement	comprehensive	combination	currency	December 31,
	2016	of earnings	income	(note 9)	translation	2017
Construction contract assets and liabilities	$0.3	$(46.3)	$—	$125.3	$(0.1)	$79.2
Property, plant and equipment	(0.3)	74.9	—	82.3	0.3	157.2
Intangible assets and goodwill	(6.2)	(12.9)	—	(525.0)	(0.5)	(544.6)
Investment tax credits	(2.3)	43.8	—	(45.7)	—	(4.2)
Derivative financial instruments	(0.6)	0.5	0.9	2.7	—	3.5
Trade and other payables	2.3	17.6	—	6.5	0.2	26.6
Employee benefits	5.7	43.9	(5.6)	17.3	0.3	61.6
Tax loss carry forwards	4.7	76.1	—	135.6	0.5	216.9
Other items	0.1	(42.7)	0.1	51.4	(0.4)	8.5
	$3.7	$154.9	$(4.6)	$(149.6)	$0.3	$4.7

			Recognized
	Balance,	Recognized	in other	Foreign	Balance,
	December 31,	in statement	comprehensive	currency	December 31,
	2015	of earnings	income	translation	2016
Construction contract assets and liabilities	$1.1	$(0.9)	$—	$0.1	$0.3
Property, plant and equipment	0.2	(0.5)	—	—	(0.3)
Intangible assets and goodwill	(6.1)	0.1	—	(0.2)	(6.2)
Investment tax credits	(6.4)	4.4	—	(0.3)	(2.3)
Derivative financial instruments	(1.1)	0.4	0.1	—	(0.6)
Trade and other payables	3.7	(1.5)	—	0.1	2.3
Employee benefits	5.6	(0.7)	0.6	0.2	5.7
Tax loss carry forwards	2.3	2.4	—	—	4.7
Other items	0.6	(0.6)	—	0.1	0.1
	$(0.1)	$3.1	$0.7	$—	$3.7

Summary of non-capital losses carried forward for tax purposes that are available to reduce taxable income of future years

2019	$0.1
2026	1.1
2027	0.7
2028	9.7
2029	1.1
2030	41.6
2031	12.3
2032	171.9
2033	21.0
2034	15.6
2035	56.5
2036	60.2
2037	401.1
No Expiry	2.7
$795.6